RELATED PARTY TRANSACTIONS, Related Party Loans, Related Party Transactions, Founder Shares, FINTECH ACQUISITION CORP. II (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Promissory Note Related Party [Abstract]
Outstanding expenses related formation and initial public offering	$ 0	$ 231,846	$ 0
Sponsor [Member] | Working Capital Loans [Member]
Promissory Note Related Party [Abstract]
Outstanding expenses related formation and initial public offering		$ 231,846
Related Party Transaction, Due from (to) Related Party [Abstract]
Warrant, exercise price (in dollars per share)		$ 0.75
Warrants conversion (in shares)		0.5
Outstanding loan		$ 0	$ 0
Sponsor [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transaction, Due from (to) Related Party [Abstract]
Loan commitment amount		1,100,000
Amounts released for working capital		$ 500,000
Warrants to purchase shares (in shares)		733,333
Loans converted into warrants		$ 1,100,000